Income Taxes - Summary of Income Tax Expense and Effective Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before provision for income taxes	$ 69,982	$ 42,212	$ 134,608	$ 83,711	$ 157,450	$ 103,680	$ 33,044
Provision for income taxes	$ 29,102	$ 23,274	$ 63,650	$ 41,168	$ 94,451	$ 50,586	$ 22,151
Effective tax rate	42.00%	55.00%	47.00%	49.00%